Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fixed maturities, available for sale at amortized cost	$ 36,144	$ 34,024
Unrealized gains (losses) included in Balance Sheet line items related to the impact of unrealized gains on securities	$ 865	$ 53
Common Stock, par value (USD per share)	$ 12.50	$ 12.50
Common Stock, shares authorized	1,200,000	1,200,000
Common Stock, shares issued	201,000	201,000
Common Stock, shares outstanding	201,000	201,000
Deferred policy acquisition costs
Unrealized gains (losses) included in Balance Sheet line items related to the impact of unrealized gains on securities	$ (681)	$ (42)
Annuity benefits accumulated
Unrealized gains (losses) included in Balance Sheet line items related to the impact of unrealized gains on securities	$ (220)	$ (14)